Note 4 - Cash, Cash Equivalents and Restricted Cash - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 1,187	$ 1,624
Restricted cash	10,265	10,426
Cash, cash equivalents and restricted cash	$ 11,452	$ 12,050	$ 4,950